DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS - Schedule of Deferred Policy Acquisition Costs Net of Ceding Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Policy Acquisition Costs Disclosures [Abstract]
Balance at beginning of year	$ 67,055	$ 65,272	$ 57,941
Acquisition costs deferred	80,438	81,318	82,307
Amortization of deferred acquisition costs	(76,870)	(79,535)	(74,976)
Balance at end of year	$ 70,623	$ 67,055	$ 65,272